Segment information - Segment adjusted EBITDA (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Finance cost, net	$ (22,561)	$ (26,175)	$ (22,244)
Depreciation, depletion and amortization	(108,716)	(99,941)	(91,079)
Loss on disposal of fixed assets	4	(2,411)	(3,852)
Asset impairment recovery	0	0	609
Foreign exchange (loss)/gain, net	(45,101)	20,846	(11,981)
Derivative financial instrument gain/(loss), net	41,841	(22,441)	10,967
Fair value loss on sale of accounts receivable, net	(4,012)	(4,620)	(6,113)
Stock-based compensation	(3,792)	(3,841)	(3,173)
Acquisition related expenses	(2,661)	0	0
Other	2,469	3,617	871
Income before income taxes	244,842	223,618	202,378
Gains (losses) on disposals of investments	2,552
Operating segments | Reportable segments
Disclosure of operating segments [line items]
EBITDA	399,200	384,457	339,487
Operating segments | Florida business segment
Disclosure of operating segments [line items]
EBITDA	278,663	249,665	221,227
Depreciation, depletion and amortization	(66,124)	(60,296)	(57,000)
Operating segments | Mid-Atlantic business segment
Disclosure of operating segments [line items]
EBITDA	120,537	134,792	118,260
Depreciation, depletion and amortization	(42,469)	(38,954)	(33,472)
Operating segments | STET segment
Disclosure of operating segments [line items]
EBITDA	0	(6,070)	(6,371)
Depreciation, depletion and amortization	0	(675)	(591)
Corporate
Disclosure of operating segments [line items]
EBITDA	(11,829)	(19,803)	(4,743)
Depreciation, depletion and amortization	$ (123)	$ (16)	$ (16)